OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	100.00%	100.00%
Customer A - Industrial [Member]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	0.00%	71.00%
Customer B - Industrial [Member]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	16.00%	0.00%
Customer C- Agriculture [Member]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	47.00%	15.00%
Customer D- Unallocated [Member]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	14.00%	0.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.